DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jul. 31, 2013
DISCONTINUED OPERATIONS [Abstract]
Components of discontinued operations

The components are as follows:

	Years Ended July 31,
	2013	2012	2011
Revenues
Rental income	$-	$-	$-
Fair value adjustment - nonmonetary exchange	-	-	-
Total	-	-	-

Expenses
Real estate operating expenses	-	-	-
Lease termination expenses	-	-	327,779
Depreciation and amortization	-	-	-
Total	-	-	327,779

(Loss) from discontinued operations	-	-	(327,779)
Income tax (benefit)	-	-	(100,000)
Net (loss) from discontinued operations - net of taxes	$-	$-	$(227,779)